Post-employment Benefits	12 Months Ended
Dec. 31, 2020
Post-employment Benefits
Post-employment Benefits

16.Post-employment Benefits

Certain companies in the Group have collective bargaining contracts which include defined benefit pension plans and other retirement benefits for substantially all of their employees. Additionally, the Group has defined benefit pension plans for certain eligible executives and employees. All pension benefits are based on salary and years of service rendered.

Under the provisions of the Mexican Labor Law, seniority premiums are payable based on salary and years of service to employees who resign or are terminated prior to reaching retirement age. Some companies in the Group have seniority premium benefits which are greater than the legal requirement. After retirement age employees are no longer eligible for seniority premiums.

Post-employment benefits are actuarially determined by using nominal assumptions and attributing the present value of all future expected benefits proportionately over each year from date of hire to age 65.

The Group used actuarial assumptions to determine the present value of defined benefit obligations, as follows:

	2020	2019
Discount rate	6.6%	7.0%
Salary increase	5.0%	5.0%
Inflation rate	3.5%	3.5%

Had the discount rate of 6.6% used by the Group in 2020 been decreased by 50 basis points, the impact on defined benefit obligation would have been an increase to Ps.3,382,711 as of December 31, 2020.

Had the discount rate of 7.0% used by the Group in 2019 been decreased by 50 basis points, the impact on defined benefit obligation would have been an increase to Ps.3,037,398 as of December 31, 2019.

The reconciliation between defined benefit obligations and post-employment benefit liability (asset) in the consolidated statements of financial position as of December 31, 2020 and 2019, is presented as follows:

			Seniority
	Pensions		Premiums		2020
Vested benefit obligations	Ps.	556,619	Ps.	376,122	Ps.	932,741
Unvested benefit obligations		2,077,506		266,153		2,343,659
Defined benefit obligations		2,634,125		642,275		3,276,400
Fair value of plan assets		909,324		286,425		1,195,749
Underfunded status of the plan assets		1,724,801		355,850		2,080,651
Post-employment benefit liability	Ps.	1,724,801	Ps.	355,850	Ps.	2,080,651

			Seniority
	Pensions		Premiums		2019
Vested benefit obligations	Ps.	449,752	Ps.	338,962	Ps.	788,714
Unvested benefit obligations		1,890,108		168,786		2,058,894
Defined benefit obligations		2,339,860		507,748		2,847,608
Fair value of plan assets		1,051,076		328,420		1,379,496
Underfunded status of the plan assets		1,288,784		179,328		1,468,112
Post-employment benefit liability	Ps.	1,288,784	Ps.	179,328	Ps.	1,468,112

The components of net periodic pensions and seniority premiums cost for the years ended December 31, consisted of the following:

	2020		2019
Service cost	Ps.	148,987	Ps.	131,662
Interest cost		187,470		193,344
Prior service cost for plan amendments		40,542		46,846
Interest on plan assets		(84,973)		(112,788)
Net periodic cost	Ps.	292,026	Ps.	259,064

The Group’s defined benefit obligations, plan assets, funded status and balances in the consolidated statements of financial position as of December 31, 2020 and 2019, associated with post-employment benefits, are presented as follows:

			Seniority
	Pensions		Premiums		2020		2019
Defined benefit obligations:
Beginning of year	Ps.	2,339,860	Ps.	507,748	Ps.	2,847,608	Ps.	2,477,527
Service cost		90,045		58,942		148,987		131,662
Interest cost		150,253		37,217		187,470		193,344
Benefits paid		(154,542)		(66,642)		(221,184)		(215,474)
Remeasurement of post-employment benefit obligations		198,995		73,982		272,977		213,703
Past service cost		9,514		31,028		40,542		46,846
End of year		2,634,125		642,275		3,276,400		2,847,608

Fair value of plan assets:
Beginning of year		1,051,076		328,420		1,379,496		1,515,030
Return on plan assets		63,478		21,495		84,973		112,788
Contributions		600		—		600		—
Remeasurement on plan assets		(51,288)		(20,048)		(71,336)		(33,389)
Benefits paid		(154,542)		(43,442)		(197,984)		(214,933)
End of year		909,324		286,425		1,195,749		1,379,496
Unfunded status by the plan assets	Ps.	1,724,801	Ps.	355,850	Ps.	2,080,651	Ps.	1,468,112

The changes in the net post-employment liability (asset) in the consolidated statements of financial position as of December 31, 2020 and 2019, are as follows:

			Seniority
	Pensions		Premiums		2020		2019

Beginning of net post-employment liability (asset)	Ps.	1,288,784	Ps.	179,328	Ps.	1,468,112	Ps.	962,497
Net periodic cost		186,334		105,692		292,026		259,064
Contributions		(600)		—		(600)		—
Remeasurement of post-employment benefits		250,283		94,030		344,313		247,092
Benefits paid		—		(23,200)		(23,200)		(541)
Ending net post-employment liability	Ps.	1,724,801	Ps.	355,850	Ps.	2,080,651	Ps.	1,468,112

The post-employment benefits as of December 31, 2020 and 2019 and remeasurements adjustments for the years ended December 31, 2020 and 2019, are summarized as follows:

	2020		2019
Pensions:
Defined benefit obligations	Ps.	2,634,125	Ps.	2,339,860
Plan assets		909,324		1,051,076
Unfunded status of plans		1,724,801		1,288,784
Remeasurements adjustments (1)		250,283		183,002

Seniority premiums:
Defined benefit obligations	Ps.	642,275	Ps.	507,748
Plan assets		286,425		328,420
Unfunded status of plans		355,850		179,328
Remeasurements adjustments (1)		94,030		64,090

(1)	On defined benefit obligations and plan assets.

Pensions and Seniority Premiums Plan Assets

The plan assets are invested according to specific investment guidelines determined by the technical committees of the pension plan and seniority premiums trusts and in accordance with actuarial computations of funding requirements. These investment guidelines require a minimum investment of 30% of the plan assets in fixed rate instruments, or mutual funds comprised of fixed rate instruments. The plan assets that are invested in mutual funds are all rated “AA” or “AAA” by at least one of the main rating agencies. These mutual funds vary in liquidity characteristics ranging from one day to one month. The investment goals of the plan assets are to preserve principal, diversify the portfolio, maintain a high degree of liquidity and credit quality, and deliver competitive returns subject to prevailing market conditions. Currently, the plan assets do not engage in the use of financial derivative instruments. The Group’s target allocation in the foreseeable future is to maintain approximately 20% in equity securities and 80% in fixed rate instruments.

The weighted average asset allocation by asset category as of December 31, 2020 and 2019, was as follows:

	2020	2019
Equity securities (1)	28.8%	28.6%
Fixed rate instruments	71.2%	71.4%
Total	100.0%	100.0%

(1)	Included within plan assets at December 31, 2020 and 2019, are shares of the Company held by the trust with a fair value of Ps.101,690 and Ps.136,963, respectively.

The weighted average expected long-term rate of return of plan assets of 6.59% and 7.02% were used in determining net periodic pension cost in 2020 and 2019, respectively. The rate used reflected an estimate of long-term future returns for the plan assets. This estimate was primarily a function of the asset classes (equities versus fixed income) in which the plan assets were invested and the analysis of past performance of these asset classes over a long period of time.

This analysis included expected long-term inflation and the risk premiums associated with equity investments and fixed income investments.

The following table summarizes the Group’s plan assets measured at fair value on a recurring basis as of December 31, 2020 and 2019:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2020		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	101,690	Ps.	101,690	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		231,837		231,837		—		—
Money market securities (3)		607,658		607,658		—		—
Other equity securities		254,564		254,564		—		—
Total investment assets	Ps.	1,195,749	Ps.	1,195,749	Ps.	—	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2019		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	136,963	Ps.	136,963	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		218,269		218,269		—		—
Money market securities (3)		766,181		766,181		—		—
Other equity securities		258,083		258,083		—		—
Total investment assets	Ps.	1,379,496	Ps.	1,379,496	Ps.	—	Ps.	—

(1)	Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. All common stock included in this line item relate to the Company’s CPOs.
(2)	Mutual funds consist of fixed rate instruments. These are valued at the net asset value provided by the administrator of the fund.
(3)	Money market securities consist of government debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes.

The Group did not make significant contributions to its plan assets in 2020 and 2019, and does not expect to make significant contributions to its plan assets in 2021.

The weighted average durations of the defined benefit plans as of December 31, 2020 and 2019, were as follows:

	2020	2019
Seniority Premiums	8.6 years	8.2 years
Pensions	5.7 years	7.0 years